SHORT-TERM BORROWINGS AND BANK LINES OF CREDIT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Interest Rate

	Regulated Companies’ Money Pool		Unregulated Companies’ Money Pool
Average Interest Rates	2025	2024	2025	2024
For the Years Ended December 31,	4.51%	5.74%	4.89%	6.44%